CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 38,277	$ 72,317
Restricted cash	1,000	0
Investments	168	85
Accounts receivable	34,012	25,560
Inventories	13,131	13,431
Prepaid expenses	1,911	2,037
Total current assets	88,499	113,430
Non-current deposits	610	659
Deferred income tax asset	655	183
Mineral properties, plant and equipment	88,816	66,238
Total assets	178,580	180,510
Current liabilities
Accounts payable and accrued liabilities	19,068	18,229
Income taxes payable	3,185	4,631
Credit facility	0	9,000
Total current liabilities	22,253	31,860
Deferred lease inducement	236	0
Provision for reclamation and rehabilitation	7,982	7,846
Deferred income tax liability	1,592	7,545
Total liabilities	32,063	47,251
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued and outstanding	450,740	449,594
Contributed surplus	8,747	6,689
Accumulated comprehensive income (loss)	127	44
Retained earnings (deficit)	(313,097)	(323,068)
Total shareholders' equity	146,517	133,259
Total liabilities and shareholders' equity	$ 178,580	$ 180,510